NUVEEN ESG INTERNATIONAL DEVELOPED MARKETS EQUITY ETF

NUVEEN ESG EMERGING MARKETS EQUITY ETF

(each, a “Fund” and, together, the “Funds”)

SUPPLEMENT DATED MAY 1, 2026

TO THE PROSPECTUS DATED FEBRUARY 27, 2026

The following information supplements and should be read in conjunction with the Funds’ Prospectus.

On or about the close of business on July 31, 2026, Teachers Advisors, LLC (the “Sub-Adviser”), the sub-adviser to the Funds, is expected to merge into Nuveen Asset Management, LLC (“Nuveen Asset Management”). In connection with this merger and subject to all required approvals, on or about the day after the merger it is expected that Nuveen Asset Management will become the sub-adviser to the Funds, with Nuveen Fund Advisors, LLC (the “Adviser”) remaining as the Funds’ investment adviser. The Adviser, the Sub-Adviser and Nuveen Asset Management are each wholly owned subsidiaries of Nuveen, LLC and, ultimately, Teachers Insurance and Annuity Association of America (“TIAA”). There are no anticipated changes to the Funds’ portfolio management teams, investment objectives, principal investment strategies, principal risks, or fees and expenses related to the merger. On or about the day after the merger, the Funds’ prospectus and statement of additional information will be updated to reflect the new advisory arrangements.

PLEASE KEEP THIS WITH YOUR FUND’S PROSPECTUS

FOR FUTURE REFERENCE

NGN-NONUSELC-0526P

NUVEEN ENHANCED YIELD U.S. AGGREGATE BOND ETF

NUVEEN ESG 1-5 YEAR U.S. AGGREGATE BOND ETF

NUVEEN ESG HIGH YIELD CORPORATE BOND ETF

NUVEEN ESG U.S. AGGREGATE BOND ETF

(each, a “Fund” and, together, the “Funds”)

SUPPLEMENT DATED MAY 1, 2026

TO THE PROSPECTUS DATED NOVEMBER 28, 2025

The following information supplements and should be read in conjunction with the Funds’ Prospectus.

On or about the close of business on July 31, 2026, Teachers Advisors, LLC (the “Sub-Adviser”), the sub-adviser to the Funds, is expected to merge into Nuveen Asset Management, LLC (“Nuveen Asset Management”). In connection with this merger and subject to all required approvals, on or about the day after the merger it is expected that Nuveen Asset Management will become the sub-adviser to the Funds, with Nuveen Fund Advisors, LLC (the “Adviser”) remaining as the Funds’ investment adviser. The Adviser, the Sub-Adviser and Nuveen Asset Management are each wholly owned subsidiaries of Nuveen, LLC and, ultimately, Teachers Insurance and Annuity Association of America (“TIAA”). There are no anticipated changes to the Funds’ portfolio management teams, investment objectives, principal investment strategies, principal risks, or fees and expenses related to the merger. On or about the day after the merger, the Funds’ prospectus and statement of additional information will be updated to reflect the new advisory arrangements.

PLEASE KEEP THIS WITH YOUR FUND’S PROSPECTUS

FOR FUTURE REFERENCE

NGN-NUETF-0526P

NUVEEN ESG DIVIDEND ETF

NUVEEN ESG LARGE-CAP ETF

NUVEEN ESG LARGE-CAP GROWTH ETF

NUVEEN ESG LARGE-CAP VALUE ETF

NUVEEN ESG MID-CAP GROWTH ETF

NUVEEN ESG MID-CAP VALUE ETF

NUVEEN ESG SMALL-CAP ETF

(each, a “Fund” and, together, the “Funds”)

SUPPLEMENT DATED MAY 1, 2026

TO THE PROSPECTUS DATED FEBRUARY 27, 2026

The following information supplements and should be read in conjunction with the Funds’ Prospectus.

On or about the close of business on July 31, 2026, Teachers Advisors, LLC (the “Sub-Adviser”), the sub-adviser to the Funds, is expected to merge into Nuveen Asset Management, LLC (“Nuveen Asset Management”). In connection with this merger and subject to all required approvals, on or about the day after the merger it is expected that Nuveen Asset Management will become the sub-adviser to the Funds, with Nuveen Fund Advisors, LLC (the “Adviser”) remaining as the Funds’ investment adviser. The Adviser, the Sub-Adviser and Nuveen Asset Management are each wholly owned subsidiaries of Nuveen, LLC and, ultimately, Teachers Insurance and Annuity Association of America (“TIAA”). There are no anticipated changes to the Funds’ portfolio management teams, investment objectives, principal investment strategies, principal risks, or fees and expenses related to the merger. On or about the day after the merger, the Funds’ prospectus and statement of additional information will be updated to reflect the new advisory arrangements.

PLEASE KEEP THIS WITH YOUR FUND’S PROSPECTUS

FOR FUTURE REFERENCE

NGN-ESGUSEQ-0526P